INSPIRE FAITHWARD LARGE CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.6%
	ASSET MANAGEMENT - 2.9%
19,080	KKR & Company, Inc.	$ 964,685

	BANKING - 5.7%
5,520	M&T Bank Corporation	1,003,426
2,220	SVB Financial Group(a)	902,474
		1,905,900
	BIOTECH & PHARMA - 5.1%
1,500	Regeneron Pharmaceuticals, Inc.(a)	871,590
3,780	United Therapeutics Corporation(a)	856,624
		1,728,214
	CHEMICALS - 3.0%
11,100	Nutrien Ltd.	1,018,647

	ELECTRIC UTILITIES - 5.4%
15,060	Alliant Energy Corporation	919,263
9,180	Consolidated Edison, Inc.	897,253
		1,816,516
	ENGINEERING & CONSTRUCTION – 2.9%
7,020	Quanta Services, Inc.	991,926

	ENTERTAINMENT CONTENT - 2.6%
7,200	Take-Two Interactive Software, Inc.(a)	882,432

	FOOD - 6.1%
18,420	Campbell Soup Company	928,000
14,760	Darling Ingredients, Inc.(a)	1,122,645
		2,050,645
	HEALTH CARE FACILITIES & SERVICES - 5.7%
5,280	HCA Healthcare, Inc.	1,044,754
4,140	IQVIA Holdings, Inc.(a)	880,412
		1,925,166
	HOUSEHOLD PRODUCTS - 2.4%
9,480	Church & Dwight Company, Inc.	793,571

INSPIRE FAITHWARD LARGE CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.6%
17,700	Fastenal Company	$ 890,841

	INSURANCE - 2.1%
7,440	Cincinnati Financial Corporation	721,382

	MEDICAL EQUIPMENT & DEVICES - 8.0%
3,720	Align Technology, Inc.(a)	906,564
2,520	IDEXX Laboratories, Inc.(a)	876,002
2,940	West Pharmaceutical Services, Inc.	872,269
		2,654,835
	OIL & GAS PRODUCERS - 14.9%
16,200	Devon Energy Corporation	1,144,044
7,380	Diamondback Energy, Inc.	983,606
7,980	EOG Resources, Inc.	967,974
8,280	Valero Energy Corporation	969,754
28,500	Williams Companies, Inc. (The)	969,855
		5,035,233
	RETAIL - CONSUMER STAPLES - 7.7%
1,860	Costco Wholesale Corporation	971,105
3,600	Dollar General Corporation	854,712
5,760	Dollar Tree, Inc.(a)	781,517
		2,607,334
	SELF-STORAGE REIT - 2.8%
2,820	Public Storage	932,941

	SEMICONDUCTORS - 5.4%
2,760	KLA Corporation	949,799
5,820	NVIDIA Corporation	878,471
		1,828,270
	SOFTWARE - 7.9%
5,880	Cadence Design Systems, Inc.(a)	1,021,767
15,600	Fortinet, Inc.(a)	759,564
4,440	Veeva Systems, Inc., Class A(a)	884,981
		2,666,312
INSPIRE FAITHWARD LARGE CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.9%
9,720	Bunge Ltd.	$ 963,932

	WHOLESALE - DISCRETIONARY - 2.5%
2,520	Pool Corporation	854,759

	TOTAL COMMON STOCKS (Cost $35,670,484)	33,233,541

	TOTAL INVESTMENTS – 98.6% (Cost $35,670,484)	$ 33,233,541
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%	457,391
	NET ASSETS - 100.0%	$ 33,690,932

LTD	- Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.